Loss Per Common Share (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of shares of common stock issuable upon conversion (in shares)	16,896,073	5,944,642	42,565,825	0
Maximum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Preferred stock conversion price per share (in dollars per share)	0.22	0.22
Minimum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Preferred stock conversion price per share (in dollars per share)	0.10	0.10
Stock Option [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of share not included in the computation of diluted EPS (in shares)	4,171,800	6,545,963
Stock Option [Member] | Maximum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	15.00	15.00
Stock Option [Member] | Minimum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	0.09	0.09
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of share not included in the computation of diluted EPS (in shares)	44,779,557	44,707,976
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	0.49	0.59
Warrant [Member] | Minimum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	0.22	0.48